Cash, Loan and Dividend Restrictions (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Average required reserve balance on deposits		$ 7.0	$ 6.0
Per share dividend amount requiring approval	$ 0.12	$ 0.48	$ 0.20	$ 0.49
Total capital ratio required to be well capitalized	10.00%	10.00%	10.00%
Credit And Non-Credit Transactions With All Nonbank Affiliates, Maximum Percent of Bank Capital and Surplus	20.00%	20.00%
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Total capital ratio required to be well capitalized	10.00%	10.00%
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	5.7	5.7
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	$ 0.6	$ 0.6